Financial Instruments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Financial Instruments
Note 14. Financial Instruments
Fair Value of Financial Instruments
The Company measures the fair value of its financial assets and liabilities classified as level 1 and 2, applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument asset	124	7,741	91	905
Derivative financial instrument liability	250	179	47	2,191
14.1 Total debt
The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be Level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of of June 30, 2020 and December 31, 2019, which is considered to be Level 1 in the fair value hierarchy (See Note 12).
14.2 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations among the Mexican peso and other currencies.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these forwards are recorded as part of “cumulative other comprehensive income”. Net gain/ loss on expired contracts is recognized as part of foreign exchange or cost of goods sold, depending on the nature of the hedge in the consolidated income statements.
Net changes in the fair value of forward agreements that do not meet criteria for hedge accounting are recorded in the consolidated income statements under the caption “market value gain on financial instruments”.
As of June 30, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount	Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.7,089	Ps.	(22)	Ps.	682
2021	4,399		(52)		89
As of December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	7,692	Ps.	(315)	Ps.	20
14.3 Options to purchase foreign currency
The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

At December 31, 2019, the Company paid a net premium of Ps. 3 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	107	Ps.	—	Ps.	2
14.4 Cross-currency swaps
The Company has contracts denominated as interest cross-currency rate swaps in order to reduce the risk emanated from interest rate and exchange rate fluctuation in the contracted obligations denominated in USD, hedging the total contracted loans. Exchange rate swaps are designated as hedge instruments where the Company changes the debt profile to the functional currency to reduce the exchange rate fluctuation risk.
The fair value is estimated using market prices that would apply to terminate the contracts at the end of the period. For accounting purposes, the cross currency swaps are recorded as Cash Flow Hedges in regards to the foreign exchange risk, and Fair Value Hedges in regards to the interest rate risk and foreign exchange risk. The fair value changes related to exchange rate fluctuations of the notional amount of those cross currency swaps and the accrued interest are recorded in the consolidated income statements. The remaining portion of the fair value changes, when designated as Cash Flow Hedges, are recorded in the consolidate
d statement of financial position i
n “cumulative other comprehensive income”. If they are designated as Fair Value Hedges the changes in this remaining portion are recorded in the income statements as “market value (gain) loss on financial instruments”.
At June 30, 2020, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	5,321	Ps.	—	Ps.	2,061
2021		466		—		35
2023		13,094		—		3,098
2027		8,040		—		942
2030		4,364		—		834
As of December 31, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	13,788	Ps.	(297)	Ps.	781
2023		10,742		(594)		—
2027		6,596		(843)		—

14.5 Interest rate swaps
The Company has contracted a number of interest rate swaps to reduce its exposure to interest rate fluctuations associated with its debt denominated in BRL. These interest rate swaps, for accounting purposes are recorded as fair value hedges and the interest rate variation is recorded in the consolidated income statement as “market value (gain) loss on financial instruments”.
As of June 30, 2020, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	5,321	Ps.	(105)	Ps.	—
As of December 31, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount	Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.4,365	Ps.	(142)	Ps.	—

The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.
14.6 Treasury Lock contracts
The Company has contracted a number of treasury locks to reduce its exposure to interest rate fluctuations associated with its USD debt These treasury locks, for accounting purposes are recorded as Cash Flow Hedges and the interest rate variation is recorded in the consolidated balance sheet as “cumulative other comprehensive income”.
At December 31, 2019, the Company had the following outstanding treasury locks agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	10,365	Ps.	—	Ps.	102
14.7 Commodity price contract

The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”
The fair value of expired commodity price contract was recorded in cost of goods sold when the hedged item was recorded also in cost of goods sold.
As of June 30, 2020, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	1,164	Ps.	(92)	Ps.	30
2021		1,106		(18)		45
2022		299		—		6
As of June 30, 2020, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	405	Ps.	(31)	Ps.	4
2021		463		—		18
2022		114		—		1
As of June 30, 2020, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	195	Ps.	(58)	Ps.	11
2021		839		(51)		9

As of December 31, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	1,554	Ps.	(18)	Ps.	71
2021		98		—		7
As of December 31, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	394	Ps.	(1)	Ps.	5
As of December 31, 2019, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	320	Ps.	(28)	Ps.	—